SHORT-TERM BANK LOANS - Other significant information (Details) Rp in Billions	Dec. 31, 2024 IDR (Rp)
Bank Mandir Maturing On April 28, 2025
Borrowings and other credit facilities
Total facility	Rp 600
Bank Mandir Maturing On September 27, 2025
Borrowings and other credit facilities
Total facility	3,550
BNI Maturing on January 9, 2026
Borrowings and other credit facilities
Total facility	1,350
BNI maturing on June 6, 2025
Borrowings and other credit facilities
Total facility	1,135
MUFG maturing on October 31, 2025
Borrowings and other credit facilities
Total facility	2,176
HSBC maturing on November 6, 2024
Borrowings and other credit facilities
Total facility	400
HSBC maturing on October 4, 2025
Borrowings and other credit facilities
Total facility	2,723
Bank Of China maturing on October 23, 2025
Borrowings and other credit facilities
Total facility	1,000
DBS maturing on July 31 2025
Borrowings and other credit facilities
Total facility	Rp 440
Bank Maspion maturing on January 26, 2025
Borrowings and other credit facilities
Interest rate (as a percent)	170.00%
UOB Indonesia maturing on July 31, 2025
Borrowings and other credit facilities
Total facility	Rp 500
PT Bank HSBC Indonesia ("HSBC") | Sigma
Borrowings and other credit facilities
Waiver for loan amount	Rp 758
Maximum | MUFG maturing on October 31, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	(0.80%)
Monthly Repayment of Interest
Borrowings and other credit facilities
Interest rate (as a percent)	7.25%
Monthly Repayment of Interest | Bank Mandir Maturing On April 28, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.30%
Monthly Repayment of Interest | HSBC maturing on November 6, 2024
Borrowings and other credit facilities
Interest rate (as a percent)	7.40%
Monthly Repayment of Interest | DBS maturing on July 31 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.20%
Monthly Repayment of Interest | UOB Indonesia maturing on July 31, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.75%
Monthly Repayment of Interest | Minimum | Bank Mandir Maturing On September 27, 2025
Borrowings and other credit facilities
Interest rate (as a percent)	6.00%
Monthly Repayment of Interest | Minimum | BNI Maturing on January 9, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	6.00%
Monthly Repayment of Interest | Minimum | BNI maturing on June 6, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.75%
Monthly Repayment of Interest | Minimum | MUFG maturing on October 31, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%
Monthly Repayment of Interest | Minimum | HSBC maturing on October 4, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.35%
Monthly Repayment of Interest | Maximum | Bank Mandir Maturing On September 27, 2025
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%
Monthly Repayment of Interest | Maximum | BNI Maturing on January 9, 2026
Borrowings and other credit facilities
Interest rate (as a percent)	8.50%
Monthly Repayment of Interest | Maximum | BNI maturing on June 6, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%
Monthly Repayment of Interest | Maximum | MUFG maturing on October 31, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.80%
Monthly Repayment of Interest | Maximum | HSBC maturing on October 4, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.80%
Quarterly repayment of interest | Bank Mandir Maturing On April 28, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.25%
Quarterly repayment of interest | MUFG maturing on October 31, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.25%
Quarterly repayment of interest | HSBC maturing on October 4, 2025
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.00%
Quarterly repayment of interest | Bank Of China maturing on October 23, 2025
Borrowings and other credit facilities
Interest rate (as a percent)	4.90%